FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Tables)	9 Months Ended
Dec. 31, 2023
LICENSE SETTLEMENT
Schedule of change in fair value of derivative liabilities
	Level 1	Level 2	Level 3
Fair value of derivative liability as of March 31, 2023	$-	$-	$663,426
Change at conversion			(191,258)
Change in fair value of the derivative	-	-	(472,168)
Balance at December 31, 2023	$-	$-	$-